Borrowings - Narratives (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Unused credit limits	¥ 1,271,352
Outstanding borrowings balance	¥ 0	¥ 39,212
Minimum
Borrowings
Interest (as a percent)	4.00%
Maximum
Borrowings
Interest (as a percent)	7.00%
Asset backed securitized debts
Borrowings
Asset-backed securitized debts issued, each	¥ 1,591,164
Balance of ABSs	¥ 618,000	¥ 0
Weighted average interest rate for shortterm borrowings	3.00%	3.00%
Long term borrowings	¥ 973,164	¥ 0
Several borrowing agreements with credit facilities
Borrowings
Maximum borrowings	¥ 1,463,316	¥ 171,161
Several borrowing agreements with credit facilities | Loan Prime Rate ("LPR") | Minimum
Borrowings
Annual interest rate	0.90%
Several borrowing agreements with credit facilities | Loan Prime Rate ("LPR") | Maximum
Borrowings
Annual interest rate	6.63%